UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2026:
  John Hancock Alternative Asset Allocation Fund
  John Hancock Blue Chip Growth Fund
  John Hancock Real Estate Securities Fund
  John Hancock Small Cap Dynamic Growth Fund

John Hancock Alternative Asset Allocation Fund
Class A/JAAAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$83	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class A/JAAAX) returned 10.58% (excluding sales charges) for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class A/JAAAX)	5.03%	3.52%	3.78%
Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge	10.58%	4.59%	4.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889476

345A-A

8/26

10/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class C/JAACX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$156	1.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class C/JAACX) returned 9.77% (excluding sales charges) for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class C/JAACX)	8.77%	3.86%	3.58%
Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge	9.77%	3.86%	3.58%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889476
345A-C
8/26
10/26
John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class I/JAAIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$52	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class I/JAAIX) returned 10.87% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class I/JAAIX)	10.87%	4.91%	4.62%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889476

345A-I

8/26

10/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R2/JAAPX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$94	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R2/JAAPX) returned 10.38% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R2/JAAPX)	10.38%	4.49%	4.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889476

345A-R2

8/26

10/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R4/JAASX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$67	0.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R4/JAASX) returned 10.71% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R4/JAASX)	10.71%	4.77%	4.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889476

345A-R4

8/26

10/26

John Hancock Alternative Asset Allocation Fund

John Hancock Alternative Asset Allocation Fund
Class R6/JAARX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$41	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R6/JAARX) returned 11.04% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R6/JAARX)	11.04%	5.02%	4.74%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889476

345A-R6

8/26

10/26

John Hancock Alternative Asset Allocation Fund

John Hancock Blue Chip Growth Fund
Class 1/JIBCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$79	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class 1/JIBCX) returned 7.28% for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.

TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class 1/JIBCX)	7.28%	8.19%	15.76%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889455

457A-1

8/26

10/26

John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class A/JBGAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$116	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class A/JBGAX) returned 6.90% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.

TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class A/JBGAX)	1.56%	6.70%	14.78%
Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge	6.90%	7.80%	15.37%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889455

457A-A

8/26

10/26

John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class C/JBGCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$188	1.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class C/JBGCX) returned 6.14% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.

TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class C/JBGCX)	5.18%	7.04%	14.53%
Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge	6.14%	7.04%	14.53%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889455

457A-C

8/26

10/26

John Hancock Blue Chip Growth Fund

John Hancock Blue Chip Growth Fund
Class NAV/JHBCDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$74	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Fund (Class NAV/JHBCDX) returned 7.34% for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.

TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class NAV/JHBCDX)	7.34%	8.24%	15.82%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889455

457A-NAV

8/26

10/26

John Hancock Blue Chip Growth Fund

John Hancock Real Estate Securities Fund
Class 1/JIREX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$90	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class 1/JIREX) returned 13.92% for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.

TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class 1/JIREX)	13.92%	2.47%	5.86%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889469

488A-1

8/26

10/26

John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class A/JYEBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$123	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class A/JYEBX) returned 13.55% (excluding sales charges) for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.

TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class A/JYEBX)	7.86%	1.11%	5.13%
Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge	13.55%	2.15%	5.67%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

Class A shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889469

488A-A

8/26

10/26

John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class C/JABFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$202	1.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class C/JABFX) returned 12.77% (excluding sales charges) for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.

TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class C/JABFX)	11.77%	1.39%	5.22%
Real Estate Securities Fund (Class C/JABFX)—excluding sales charge	12.77%	1.39%	5.22%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

Class C shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889469

488A-C

8/26

10/26

John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class I/JABGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$96	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class I/JABGX) returned 13.99% for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.

TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class I/JABGX)	13.99%	2.43%	5.84%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

Class I shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889469
488A-I
8/26
10/26
John Hancock Real Estate Securities Fund

John Hancock Real Estate Securities Fund
Class R6/JABIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$86	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Fund (Class R6/JABIX) returned 14.07% for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.

TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class R6/JABIX)	14.07%	2.51%	5.89%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

Class R6 shares were first offered 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889469

488A-R6

8/26

10/26

John Hancock Real Estate Securities Fund

John Hancock Small Cap Dynamic Growth Fund
Class A/JSJAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$121	1.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class A/JSJAX) returned 5.20% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.

TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class A/JSJAX)	(0.04)%	(2.96)%	6.66%
Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge	5.20%	(1.96)%	7.21%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

Class A shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889462

470A-A

8/26

10/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class C/JSJCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$197	1.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class C/JSJCX) returned 4.38% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.

TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class C/JSJCX)	3.45%	(2.70)%	6.53%
Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge	4.38%	(2.70)%	6.53%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

Class C shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889462

470A-C

8/26

10/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class I/JSJIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$96	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class I/JSJIX) returned 5.48% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.

TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class I/JSJIX)	5.48%	(1.73)%	7.42%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

Class I shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889462

470A-I

8/26

10/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$84	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class NAV) returned 5.54% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.

TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class NAV)	5.54%	(1.61)%	7.54%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889462

470A-NAV

8/26

10/26

John Hancock Small Cap Dynamic Growth Fund

John Hancock Small Cap Dynamic Growth Fund
Class R6/JSJFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$85	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class R6/JSJFX) returned 5.54% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.

TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	5.54%	(1.63)%	7.53%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

Class R6 shares were first offered 3-27-18. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889462

470A-R6

8/26

10/26

John Hancock Small Cap Dynamic Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $152,673 and $150,724 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, reviews related to supplemental regulatory filings, and a software licensing fee. Amounts billed to the registrant were $10,069 and $17,163 for fiscal years ended August 31, 2026 and August 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $137,100 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $10,609 and $3,090 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $2,712 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,069,544 for the fiscal year ended August 31, 2026 and $597,831 for the fiscal year ended August 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2026 for the following funds:

  John Hancock Alternative Asset Allocation Fund

  John Hancock Blue Chip Growth Fund

  John Hancock Real Estate Securities Fund

  John Hancock Small Cap Dynamic Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Alternative Asset Allocation Fund
Alternative
August 31, 2026

John Hancock
Alternative Asset Allocation Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
16	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	Other N-CSR Items
1	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Affiliated investment companies (A) 58.8%		$1,028,818,449
(Cost $931,460,406)
Absolute return strategies 39.2%		686,718,610
Diversified Macro, Class NAV, JHIT (Graham)	14,013,736	131,729,121
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (B)	12,273,233	135,864,691
The Arbitrage Fund, Class I (C)	10,349,107	148,716,668
Victory Market Neutral Income Fund, Class I (C)	18,827,113	176,598,320
Virtus AlphaSimplex Managed Futures Strategy Fund, Class R6 (C)	10,636,033	93,809,810
Alternative investment approaches 12.8%		223,323,874
Disciplined Global Long/Short, Class NAV, JHIT (Boston Partners) (D)	6,402,875	118,645,266
Hedged Equity ETF, JHETF (MIM US) (E)	3,731,033	104,678,608
Alternative markets 6.8%		118,775,965
Infrastructure, Class NAV, JHIT (Wellington)	4,479,358	88,019,394

Invesco DB Precious Metals Fund (C)	299,864	30,756,571
Unaffiliated investment companies 37.8%		$661,521,361
(Cost $578,875,630)
Absolute return strategies 24.5%		428,078,052
BlackRock Tactical Opportunities Fund, Institutional Class (B)	10,542,717	187,027,795
Calamos Market Neutral Income Fund, Class I	14,788,359	241,050,257
Alternative investment approaches 11.5%		201,605,670
JPMorgan Hedged Equity Fund, Class R6	5,645,636	201,605,670
Alternative markets 1.8%		31,837,639
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (F)	1,707,112	31,837,639

	Yield (%)	Shares	Value
Short-term investments 3.3%			$58,260,748
(Cost $58,262,093)
Short-term funds 3.3%			58,260,748
John Hancock Collateral Trust (G)	3.6571(H)	5,826,133	58,260,748

Total investments (Cost $1,568,598,129) 99.9%	$1,748,600,558
Other assets and liabilities, net 0.1%	2,069,935
Total net assets 100.0%	$1,750,670,493

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	2

Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(D)	Formerly known as Disciplined Value Global Long/Short Fund.
(E)	The subadvisor is an affiliate of the advisor.
(F)	All or a portion of this security is on loan as of 8-31-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-26.

Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
3	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index (a)	Fixed 0.000%	Monthly	USD	52,076,626	May 2027	RBC	—	—	—
								—	—	—
(a)The RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index is a custom strategy designed to benefit from intraday trend in equities and also monetize short term mean reversion/medium term downside trend by buying medium to long term put options funded by selling short term options linked to the S&P 500 Index. Details and components of the RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index are not publicly available. See below for the top 50 components of the index.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_10/16/2026_P_6925	0.0012	0.0238	0.97%
Equity Option - SPX Index_10/16/2026_P_6800	0.0012	0.0184	0.93%
Equity Option - SPX Index_11/20/2026_P_6825	0.0012	0.0457	0.93%
Equity Option - SPX Index_9/18/2026_P_6725	0.0011	0.0033	0.89%
Equity Option - SPX Index_11/20/2026_P_6900	0.0010	0.0445	0.81%
Equity Option - SPX Index_9/18/2026_P_6700	0.0010	0.0028	0.78%
Equity Option - SPX Index_9/18/2026_P_6675	0.0010	0.0027	0.78%
Equity Option - SPX Index_2/19/2027_P_6900	0.0009	0.0966	0.74%
Equity Option - SPX Index_9/18/2026_P_6575	0.0009	0.0022	0.74%
Equity Option - SPX Index_12/18/2026_P_7325	0.0009	0.1024	0.72%
Equity Option - SPX Index_1/15/2027_P_6975	0.0009	0.0784	0.71%
Equity Option - SPX Index_11/20/2026_P_6850	0.0009	0.0362	0.71%
Equity Option - SPX Index_11/20/2026_P_6800	0.0008	0.0305	0.64%
Equity Option - SPX Index_10/16/2026_P_6975	0.0008	0.0166	0.62%
Equity Option - SPX Index_10/16/2026_P_6950	0.0008	0.0155	0.61%
Equity Option - SPX Index_9/18/2026_P_6900	0.0008	0.0030	0.59%
Equity Option - SPX Index_10/16/2026_P_7060	0.0007	0.0184	0.59%
Equity Option - SPX Index_10/16/2026_P_6725	0.0007	0.0101	0.57%
Equity Option - SPX Index_3/19/2027_P_7400	0.0007	0.1418	0.55%
Equity Option - SPX Index_11/20/2026_P_6725	0.0007	0.0225	0.52%
Equity Option - SPX Index_10/16/2026_P_6875	0.0006	0.0114	0.51%
Equity Option - SPX Index_10/16/2026_P_6550	0.0006	0.0068	0.50%
Equity Option - SPX Index_1/15/2027_P_7475	0.0006	0.1035	0.50%
Equity Option - SPX Index_2/19/2027_P_7675	0.0006	0.1581	0.50%
Equity Option - SPX Index_12/18/2026_P_6775	0.0006	0.0338	0.49%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	4

RBC US Equity Tail Risk Overlay Custom Strategy Series 2 Index
Underlying Investment	Units	Value	Weighting
Equity Option - SPX Index_11/20/2026_P_6875	0.0006	0.0259	0.49%
Equity Option - SPX Index_12/18/2026_P_6950	0.0006	0.0413	0.48%
Equity Option - SPX Index_10/16/2026_P_7090	0.0006	0.0160	0.48%
Equity Option - SPX Index_2/19/2027_P_7700	0.0006	0.1561	0.48%
Equity Option - SPX Index_4/16/2027_P_7550	0.0006	0.1560	0.47%
Equity Option - SPX Index_11/20/2026_P_7325	0.0006	0.0500	0.47%
Equity Option - SPX Index_1/15/2027_P_7025	0.0006	0.0540	0.46%
Equity Option - SPX Index_4/16/2027_P_7175	0.0006	0.1052	0.46%
Equity Option - SPX Index_1/15/2027_P_7100	0.0006	0.0582	0.46%
Equity Option - SPX Index_2/19/2027_P_7750	0.0006	0.1592	0.46%
Equity Option - SPX Index_6/17/2027_P_7475	0.0006	0.1661	0.45%
Equity Option - SPX Index_5/21/2027_P_7800	0.0006	0.2084	0.45%
Equity Option - SPX Index_1/15/2027_P_7425	0.0006	0.0866	0.45%
Equity Option - SPX Index_9/18/2026_P_6540	0.0006	0.0012	0.44%
Equity Option - SPX Index_3/19/2027_P_7425	0.0006	0.1155	0.44%
Equity Option - SPX Index_9/4/2026_P_7475	-0.0254	-0.0615	-19.92%
Equity Option - SPX Index_9/4/2026_C_7865	-0.0254	-0.0088	-19.92%
Equity Option - SPX Index_9/3/2026_P_7460	-0.0254	-0.0272	-19.93%
Equity Option - SPX Index_9/3/2026_C_7870	-0.0254	-0.0021	-19.93%
Equity Option - SPX Index_9/2/2026_C_7860	-0.0255	-0.0017	-20.01%
Equity Option - SPX Index_9/2/2026_P_7415	-0.0255	-0.0079	-20.01%
Equity Option - SPX Index_9/8/2026_C_7840	-0.0255	-0.0488	-20.01%
Equity Option - SPX Index_9/8/2026_P_7440	-0.0255	-0.0882	-20.01%
Equity Option - SPX Index_9/1/2026_C_7840	-0.0256	-0.0017	-20.06%
Equity Option - SPX Index_9/1/2026_P_7405	-0.0256	-0.0033	-20.06%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBC	Royal Bank of Canada
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $1,588,534,027. Net unrealized appreciation aggregated to $160,066,531, of which $160,067,876 related to gross unrealized appreciation and $1,345 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
5	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $578,875,630) including $125,052 of securities loaned	$661,521,361
Affiliated investments, at value (Cost $989,722,499)	1,087,079,197
Total investments, at value (Cost $1,568,598,129)	1,748,600,558
Collateral segregated at custodian for OTC derivative contracts	410,000
Dividends and interest receivable	186,750
Receivable for fund shares sold	5,245,761
Receivable for investments sold	4,359,546
Receivable for securities lending income	919
Receivable from affiliates	7,124
Other assets	126,808
Total assets	1,758,937,466
Liabilities
Due to custodian	52,724
Payable for investments purchased	7,103,266
Payable for fund shares repurchased	754,576
Payable to affiliates
Accounting and legal services fees	75,295
Transfer agent fees	158,835
Distribution and service fees	68
Trustees’ fees	699
Other liabilities and accrued expenses	121,510
Total liabilities	8,266,973
Net assets	$1,750,670,493
Net assets consist of
Paid-in capital	$1,579,982,497
Total distributable earnings (loss)	170,687,996
Net assets	$1,750,670,493
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	6

STATEMENT OF ASSETS AND LIABILITIES 8-31-26  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($53,967,024 ÷ 3,006,930 shares)[1]	$17.95
Class C ($3,870,997 ÷ 215,745 shares)[1]	$17.94
Class I ($1,655,300,051 ÷ 92,024,814 shares)	$17.99
Class R2 ($257,462 ÷ 14,372 shares)	$17.91
Class R4 ($172,926 ÷ 9,609 shares)	$18.00
Class R6 ($37,102,033 ÷ 2,060,581 shares)	$18.01
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.89

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends from affiliated investments	$15,229,894
Dividends	5,198,165
Interest	45,161
Securities lending, net	5,254
Total investment income	20,478,474
Expenses
Investment management fees	6,856,470
Distribution and service fees	202,667
Accounting and legal services fees	242,110
Transfer agent fees	1,483,032
Trustees’ fees	30,604
Custodian fees	45,630
State registration fees	184,264
Printing and postage	93,444
Professional fees	94,998
Other	52,642
Total expenses	9,285,861
Less expense reductions	(2,288,431)
Net expenses	6,997,430
Net investment income	13,481,044
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	9,786,420
Affiliated investments	8,903,935
Capital gain distributions received from affiliated investments	10,397,681
Swap contracts	(1,068,933)
28,019,103
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	44,705,991
Affiliated investments	59,257,060
Swap contracts	3,405
103,966,456
Net realized and unrealized gain	131,985,559
Increase in net assets from operations	$145,466,603
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$13,481,044	$10,795,754
Net realized gain	28,019,103	18,906,964
Change in net unrealized appreciation (depreciation)	103,966,456	11,931,123
Increase in net assets resulting from operations	145,466,603	41,633,841
Distributions to shareholders
From earnings
Class A	(822,247)	(647,450)
Class C	(32,446)	(21,223)
Class I	(23,462,777)	(10,509,352)
Class R2	(3,808)	(6,575)
Class R4	(2,628)	(1,590)
Class R6	(693,917)	(495,057)
Total distributions	(25,017,823)	(11,681,247)
From fund share transactions	659,534,449	153,204,741
Total increase	779,983,229	183,157,335
Net assets
Beginning of year	970,687,264	787,529,929
End of year	$1,750,670,493	$970,687,264
9	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.48	$15.96	$15.10	$14.98	$15.70
Net investment income[1,2]	0.12	0.16	0.21	0.40	0.23
Net realized and unrealized gain (loss) on investments	1.60	0.55	0.91	0.16	(0.69)
Total from investment operations	1.72	0.71	1.12	0.56	(0.46)
Less distributions
From net investment income	(0.18)	(0.19)	(0.20)	(0.34)	(0.24)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)
Total distributions	(0.25)	(0.19)	(0.26)	(0.44)	(0.26)
Net asset value, end of period	$17.95	$16.48	$15.96	$15.10	$14.98
Total return (%)[3,4]	10.58	4.46	7.51	3.86	(2.95)
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$54	$57	$60	$73
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.96	0.94	0.95	0.95	0.90
Expenses including reductions[5]	0.79	0.79	0.76	0.76	0.72
Net investment income[2]	0.69	1.00	1.39	2.69	1.47
Portfolio turnover (%)	30	33	24	30	13

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Net investment income (loss) of any underlying funds is not included in the fund’s net investment income (loss) per share or net investment income (loss) ratio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	10

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.48	$15.96	$15.10	$14.98	$15.70
Net investment income[1,2]	—[3]	0.05	0.12	0.29	0.13
Net realized and unrealized gain (loss) on investments	1.60	0.55	0.89	0.16	(0.69)
Total from investment operations	1.60	0.60	1.01	0.45	(0.56)
Less distributions
From net investment income	(0.07)	(0.08)	(0.09)	(0.23)	(0.14)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)
Total distributions	(0.14)	(0.08)	(0.15)	(0.33)	(0.16)
Net asset value, end of period	$17.94	$16.48	$15.96	$15.10	$14.98
Total return (%)[4,5]	9.77	3.74	6.77	3.11	(3.62)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$7	$11
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.66	1.64	1.65	1.65	1.60
Expenses including reductions[6]	1.49	1.49	1.46	1.46	1.41
Net investment income (loss)[2]	(0.01)	0.32	0.76	1.93	0.86
Portfolio turnover (%)	30	33	24	30	13

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Net investment income (loss) of any underlying funds is not included in the fund’s net investment income (loss) per share or net investment income (loss) ratio.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
11	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.52	$15.99	$15.13	$15.01	$15.73
Net investment income[1,2]	0.17	0.20	0.26	0.43	0.26
Net realized and unrealized gain (loss) on investments	1.60	0.56	0.90	0.17	(0.67)
Total from investment operations	1.77	0.76	1.16	0.60	(0.41)
Less distributions
From net investment income	(0.23)	(0.23)	(0.24)	(0.38)	(0.29)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)
Total distributions	(0.30)	(0.23)	(0.30)	(0.48)	(0.31)
Net asset value, end of period	$17.99	$16.52	$15.99	$15.13	$15.01
Total return (%)[3]	10.87	4.83	7.81	4.17	(2.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,655	$877	$694	$660	$529
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.66	0.64	0.65	0.65	0.60
Expenses including reductions[4]	0.49	0.49	0.46	0.46	0.42
Net investment income[2]	0.98	1.24	1.66	2.90	1.67
Portfolio turnover (%)	30	33	24	30	13

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Net investment income (loss) of any underlying funds is not included in the fund’s net investment income (loss) per share or net investment income (loss) ratio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	12

CLASS R2 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.46	$15.94	$15.08	$14.95	$15.67
Net investment income[1,2]	0.10	0.17	0.17	0.25	0.22
Net realized and unrealized gain (loss) on investments	1.59	0.52	0.94	0.30	(0.69)
Total from investment operations	1.69	0.69	1.11	0.55	(0.47)
Less distributions
From net investment income	(0.17)	(0.17)	(0.19)	(0.32)	(0.23)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)
Total distributions	(0.24)	(0.17)	(0.25)	(0.42)	(0.25)
Net asset value, end of period	$17.91	$16.46	$15.94	$15.08	$14.95
Total return (%)[3]	10.38	4.38	7.43	3.82	(3.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$1	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	1.05	1.03	1.04	1.04	0.99
Expenses including reductions[5]	0.89	0.88	0.85	0.85	0.81
Net investment income[2]	0.60	1.07	1.13	1.67	1.45
Portfolio turnover (%)	30	33	24	30	13

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Net investment income (loss) of any underlying funds is not included in the fund’s net investment income (loss) per share or net investment income (loss) ratio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
13	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.53	$16.00	$15.14	$15.01	$15.73
Net investment income[1,2]	0.14	0.19	0.24	0.41	0.21
Net realized and unrealized gain (loss) on investments	1.61	0.55	0.90	0.18	(0.64)
Total from investment operations	1.75	0.74	1.14	0.59	(0.43)
Less distributions
From net investment income	(0.21)	(0.21)	(0.22)	(0.36)	(0.27)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)
Total distributions	(0.28)	(0.21)	(0.28)	(0.46)	(0.29)
Net asset value, end of period	$18.00	$16.53	$16.00	$15.14	$15.01
Total return (%)[3]	10.71	4.68	7.66	4.06	(2.78)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.90	0.88	0.88	0.89	0.84
Expenses including reductions[5]	0.64	0.63	0.60	0.60	0.56
Net investment income[2]	0.83	1.17	1.53	2.75	1.41
Portfolio turnover (%)	30	33	24	30	13

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Net investment income (loss) of any underlying funds is not included in the fund’s net investment income (loss) per share or net investment income (loss) ratio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	14

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.53	$16.01	$15.14	$15.02	$15.74
Net investment income[1,2]	0.19	0.23	0.28	0.45	0.27
Net realized and unrealized gain (loss) on investments	1.61	0.54	0.91	0.17	(0.66)
Total from investment operations	1.80	0.77	1.19	0.62	(0.39)
Less distributions
From net investment income	(0.25)	(0.25)	(0.26)	(0.40)	(0.31)
From net realized gain	(0.07)	—	(0.06)	(0.10)	(0.02)
Total distributions	(0.32)	(0.25)	(0.32)	(0.50)	(0.33)
Net asset value, end of period	$18.01	$16.53	$16.01	$15.14	$15.02
Total return (%)[3]	11.04	4.87	7.98	4.25	(2.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$35	$30	$28	$27
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.55	0.53	0.53	0.54	0.49
Expenses including reductions[4]	0.39	0.38	0.35	0.35	0.31
Net investment income[2]	1.08	1.39	1.82	2.99	1.74
Portfolio turnover (%)	30	33	24	30	13

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. Net investment income (loss) of any underlying funds is not included in the fund’s net investment income (loss) per share or net investment income (loss) ratio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
15	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Alternative Asset Allocation Fund	16

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$1,028,818,449	$1,028,818,449	—	—
Unaffiliated investment companies	661,521,361	661,521,361	—	—
Short-term investments	58,260,748	58,260,748	—	—
Total investments in securities	$1,748,600,558	$1,748,600,558	—	—
Derivatives:
Assets
Swap contracts	—	—	—	—
Level 2 includes swap contracts valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an
17	JOHN HANCOCK Alternative Asset Allocation Fund |

investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2026, the fund loaned securities valued at $125,052. Non-cash collateral of approximately $127,557 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $6,927.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
| JOHN HANCOCK Alternative Asset Allocation Fund	18

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$25,017,823	$11,681,247
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $1,279,540 of undistributed ordinary income and $9,341,925 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships, wash sale loss deferrals and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
19	JOHN HANCOCK Alternative Asset Allocation Fund |

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended August 31, 2026, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $19.9 million to $52.3 million as measured at each quarter end.
| JOHN HANCOCK Alternative Asset Allocation Fund	20

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Swap contracts, at value	Total return swaps	—	—
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Equity	$(1,068,933)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Equity	$3,405
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5 billion of average net assets	Excess over $5 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
21	JOHN HANCOCK Alternative Asset Allocation Fund |

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has also contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$86,792
Class C	6,269
Class I	2,134,514
Class R2	431
Class	Expense reduction
Class R4	$266
Class R6	59,994
Total	$2,288,266

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.33% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Alternative Asset Allocation Fund	22

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $165 for Class R4 shares for the year ended August 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $55,841 for the year ended August 31, 2026. Of this amount, $9,399 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $46,442 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $926 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$161,773	$59,066
Class C	38,982	4,270
Class I	—	1,417,826
Class R2	1,334	13
Class R4	578	8
Class R6	—	1,849
Total	$202,667	$1,483,032
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
23	JOHN HANCOCK Alternative Asset Allocation Fund |

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	451,640	$7,737,451	364,140	$5,864,452
Distributions reinvested	48,550	810,293	40,081	637,294
Repurchased	(794,831)	(13,592,884)	(699,351)	(11,234,602)
Net decrease	(294,641)	$(5,045,140)	(295,130)	$(4,732,856)
Class C shares
Sold	33,108	$566,328	37,504	$604,280
Distributions reinvested	1,935	32,446	1,328	21,223
Repurchased	(48,585)	(837,732)	(115,306)	(1,858,597)
Net decrease	(13,542)	$(238,958)	(76,474)	$(1,233,094)
Class I shares
Sold	55,856,503	$958,571,602	24,738,873	$398,302,933
Distributions reinvested	1,390,687	23,224,479	649,635	10,329,200
Repurchased	(18,315,321)	(315,852,573)	(15,715,808)	(253,167,091)
Net increase	38,931,869	$665,943,508	9,672,700	$155,465,042
Class R2 shares
Sold	4,635	$81,400	1,893	$30,370
Distributions reinvested	186	3,099	329	5,235
Repurchased	(6,137)	(107,466)	(25,579)	(412,326)
Net decrease	(1,316)	$(22,967)	(23,357)	$(376,721)
Class R4 shares
Sold	3,387	$58,788	1,047	$16,920
Distributions reinvested	157	2,628	100	1,590
Repurchased	(2,325)	(40,889)	(1,557)	(25,096)
Net increase (decrease)	1,219	$20,527	(410)	$(6,586)
Class R6 shares
Sold	480,167	$8,248,188	961,913	$15,550,045
Distributions reinvested	33,294	556,018	27,754	441,560
Repurchased	(573,206)	(9,926,727)	(742,812)	(11,902,649)
Net increase (decrease)	(59,745)	$(1,122,521)	246,855	$4,088,956
Total net increase	38,563,844	$659,534,449	9,524,184	$153,204,741
Affiliates of the fund owned 2% of shares of Class R6 on August 31, 2026.
| JOHN HANCOCK Alternative Asset Allocation Fund	24

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,014,404,558 and $395,710,963, respectively, for the year ended August 31, 2026.
Note 8—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2026, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Affiliated Fund	Percentage of underlying fund net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	55.2%
John Hancock Investment Trust Diversified Macro Fund	11.3%
John Hancock Investment Trust Disciplined Global Long/Short Fund	8.2%
John Hancock Investment Trust Infrastructure Fund	6.2%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Global Long/Short	6,402,875	$90,189,788	$58,351,177	$(43,906,063)	$2,682,573	$11,327,791	$1,888,406	$6,898,226	$118,645,266
Diversified Macro	14,013,736	77,423,767	58,295,120	(17,240,042)	(1,000,311)	14,250,587	486,815	—	131,729,121
Hedged Equity ETF	3,731,033	—	99,944,692	(1,490,166)	20,109	6,203,973	87,975	—	104,678,608
Infrastructure	4,479,358	33,944,202	61,849,064	(15,863,026)	4,620,690	3,468,464	1,192,385	96,071	88,019,394
John Hancock Collateral Trust*	5,826,133	20,914,352	344,983,694	(307,621,159)	217	(16,356)	1,563,205	—	58,260,748
Multi-Asset Absolute Return	12,273,233	111,737,301	72,540,202	(53,582,033)	242,900	4,926,321	—	—	135,864,691
Strategic Income Opportunities	—	67,987,258	30,012,432	(98,376,110)	2,300,531	(1,924,111)	1,482,887	—	—
					$8,866,709	$38,236,669	$6,701,673	$6,994,297	$637,197,828

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended August 31, 2026, is set forth below:
25	JOHN HANCOCK Alternative Asset Allocation Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Invesco DB Precious Metals Fund	299,864	$9,910,903	$28,347,432	$(11,319,905)	$3,639,788	$178,353	$339,273	—	$30,756,571
The Arbitrage Fund, Class I	10,349,107	79,951,663	78,586,473	(11,176,856)	538,567	816,821	487,923	$3,403,384	148,716,668
Victory Market Neutral Income Fund, Class I1	18,827,113	94,360,216	98,634,493	(28,306,928)	(288,316)	12,198,855	5,375,602	—	176,598,320
Virtus AlphaSimplex Managed Futures Strategy Fund, Class R6[1]	10,636,033	55,928,458	47,270,454	(24,570,148)	(3,852,813)	19,033,859	2,330,677	—	93,809,810
					$37,226	$32,227,888	$8,533,475	$3,403,384	$449,881,369

[1]	The security was not an affiliate at the beginning of the year.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Alternative Asset Allocation Fund	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Alternative Asset Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Alternative Asset Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
27	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	28

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
29	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	30

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that, based on net asset value, the fund underperformed its benchmark index for the one-year period ended December 31, 2025, and outperformed the benchmark index for the three-, five- and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one- and three-year periods ended December 31, 2025, and outperformed its peer group median for the five- and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-, five-, and ten-year periods and its peer group median for the five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent, and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor
31	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor;
(k)	with respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest;
(l)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	32

(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has contractually agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying funds in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are the fund, each of the other funds of funds of the Trust and of John Hancock Variable Insurance Trust, John Hancock Collateral Trust, and John Hancock Managed Account Shares. The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to reimbursement;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, this arrangement permits shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
33	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund.
| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	34

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
35	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK Alternative Asset Allocation Fund	36

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889476	345A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Blue Chip Growth Fund
U.S. equity
August 31, 2026

John Hancock
Blue Chip Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
31	Other N-CSR Items
1	JOHN HANCOCK BLUE CHIP GROWTH FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 99.6%		$5,446,564,189
(Cost $2,171,317,144)
Communication services 17.6%		961,507,826
Diversified telecommunication services 0.3%
Space Exploration Technologies Corp., Class A (A)	111,234	15,983,213
Entertainment 1.7%
Netflix, Inc. (A)	1,112,661	90,181,174
Interactive media and services 15.0%
Alphabet, Inc., Class A	891,184	302,423,290
Alphabet, Inc., Class C	968,505	324,846,262
Meta Platforms, Inc., Class A	338,656	193,826,375
Wireless telecommunication services 0.6%
T-Mobile US, Inc.	189,800	34,247,512
Consumer discretionary 12.3%		673,785,707
Automobiles 2.3%
Tesla, Inc. (A)	336,485	123,809,656
Broadline retail 4.1%
Amazon.com, Inc. (A)	755,890	196,357,545
Sea, Ltd., ADR (A)	230,297	26,134,104
Hotels, restaurants and leisure 1.4%
Booking Holdings, Inc.	278,621	55,470,655
DoorDash, Inc., Class A (A)	102,415	23,733,652
Specialty retail 4.5%
Carvana Company (A)	2,673,174	196,371,362
Ross Stores, Inc.	132,959	30,386,450
The TJX Companies, Inc.	160,722	21,522,283
Financials 7.4%		405,277,631
Capital markets 1.4%
Moody’s Corp.	14,094	7,112,396
Morgan Stanley	138,410	29,525,621
The Charles Schwab Corp.	161,374	17,722,093
The Goldman Sachs Group, Inc.	20,236	20,760,112
Financial services 4.7%
Mastercard, Inc., Class A	184,520	108,739,481
Visa, Inc., Class A	387,303	146,931,139
Insurance 1.3%
Chubb, Ltd.	154,410	52,283,226
Marsh & McLennan Companies, Inc.	116,984	22,203,563
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	2

	Shares	Value
Health care 5.8%		$317,649,351
Health care equipment and supplies 1.2%
Intuitive Surgical, Inc. (A)	124,429	46,892,313
Medline, Inc., Class A (A)	133,124	4,663,334
Stryker Corp.	37,831	12,249,678
Health care providers and services 0.5%
UnitedHealth Group, Inc.	75,552	29,420,704
Life sciences tools and services 1.0%
Danaher Corp.	120,915	25,822,607
Thermo Fisher Scientific, Inc.	50,259	31,014,829
Pharmaceuticals 3.1%
Eli Lilly & Company	144,879	167,585,886
Industrials 4.2%		230,792,736
Aerospace and defense 2.3%
General Electric Company	282,943	94,986,795
HEICO Corp.	37,700	12,484,355
Howmet Aerospace, Inc.	12,300	3,019,725
TransDigm Group, Inc.	11,457	13,424,625
Commercial services and supplies 0.2%
Cintas Corp.	63,575	12,828,799
Electrical equipment 0.8%
GE Vernova, Inc.	51,004	45,828,624
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	68,293	13,655,868
Machinery 0.6%
Caterpillar, Inc.	43,342	34,563,945
Information technology 51.5%		2,815,857,296
Electronic equipment, instruments and components 0.4%
TE Connectivity PLC	114,021	23,402,810
IT services 0.9%
Shopify, Inc., Class A (A)	317,021	46,719,385
Semiconductors and semiconductor equipment 36.0%
Advanced Micro Devices, Inc. (A)	339,340	159,734,125
Applied Materials, Inc.	186,655	85,560,785
ASML Holding NV, NYRS	44,003	74,629,528
Broadcom, Inc.	855,177	316,706,250
Cerebras Systems, Inc., Class A (A)(B)	14,800	2,726,752
Lam Research Corp.	314,305	94,759,814
Marvell Technology, Inc.	183,178	38,771,455
Micron Technology, Inc.	77,848	74,635,213
Monolithic Power Systems, Inc.	28,573	36,223,992
NVIDIA Corp.	4,299,253	949,189,080
3	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
SK Hynix, Inc., ADR (B)	289,168	$47,591,269
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	119,298	49,546,845
Texas Instruments, Inc.	151,004	39,398,454
Software 9.3%
Crowdstrike Holdings, Inc., Class A (A)	179,763	41,525,253
Datadog, Inc., Class A (A)	59,338	14,065,480
Microsoft Corp.	634,706	321,980,007
Oracle Corp.	285,950	42,640,864
Palantir Technologies, Inc., Class A (A)	92,787	17,293,641
Roper Technologies, Inc.	42,531	18,060,364
ServiceNow, Inc. (A)	270,251	39,994,445
Synopsys, Inc. (A)	31,127	13,683,118
Technology hardware, storage and peripherals 4.9%
Apple, Inc.	842,728	267,018,367
Materials 0.4%		18,865,476
Chemicals 0.4%
Linde PLC	38,534	18,865,476
Utilities 0.4%		22,828,166
Electric utilities 0.4%
Constellation Energy Corp.	83,081	22,828,166

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$4,615,408
(Cost $4,538,302)
Consumer discretionary 0.1%				4,615,408
Specialty retail 0.1%
Carvana Company (9.000% Cash or 14.000% PIK) (C)	9.000	06-01-31	4,185,791	4,615,408

	Yield (%)	Shares	Value
Short-term investments 1.3%			$68,803,144
(Cost $68,803,696)
Short-term funds 1.3%			68,803,144
John Hancock Collateral Trust (D)	3.6571(E)	4,975,253	49,752,033
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6112(E)	504,471	504,471
T. Rowe Price Government Reserve Fund	3.7112(E)	18,546,640	18,546,640

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	4

Total investments (Cost $2,244,659,142) 101.0%	$5,519,982,741
Other assets and liabilities, net (1.0%)	(53,520,051)
Total net assets 100.0%	$5,466,462,690

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-26.
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $2,286,326,662. Net unrealized appreciation aggregated to $3,233,656,079, of which $3,336,104,274 related to gross unrealized appreciation and $102,448,195 related to gross unrealized depreciation.
5	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $2,194,906,557) including $48,704,216 of securities loaned	$5,470,230,708
Affiliated investments, at value (Cost $49,752,585)	49,752,033
Total investments, at value (Cost $2,244,659,142)	5,519,982,741
Dividends and interest receivable	1,713,477
Receivable for fund shares sold	2,149,793
Receivable for securities lending income	12,991
Other assets	248,295
Total assets	5,524,107,297
Liabilities
Payable for investments purchased	3,024,196
Payable for fund shares repurchased	4,061,416
Payable upon return of securities loaned	49,748,050
Payable to affiliates
Accounting and legal services fees	253,019
Transfer agent fees	129,754
Trustees’ fees	2,278
Other liabilities and accrued expenses	425,894
Total liabilities	57,644,607
Net assets	$5,466,462,690
Net assets consist of
Paid-in capital	$1,456,397,872
Total distributable earnings (loss)	4,010,064,818
Net assets	$5,466,462,690

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,348,768,600 ÷ 21,440,217 shares)[1]	$62.91
Class C ($30,868,500 ÷ 560,414 shares)[1]	$55.08
Class 1 ($1,637,653,247 ÷ 24,589,716 shares)	$66.60
Class NAV ($2,449,172,343 ÷ 36,493,915 shares)	$67.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$66.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$26,693,894
Interest	656,718
Securities lending, net	32,618
Less foreign taxes withheld	(150,538)
Total investment income	27,232,692
Expenses
Investment management fees	40,914,562
Distribution and service fees	5,379,105
Accounting and legal services fees	1,008,462
Transfer agent fees	1,517,027
Trustees’ fees	137,681
Custodian fees	669,671
State registration fees	86,584
Printing and postage	76,944
Professional fees	241,265
Other	189,271
Total expenses	50,220,572
Less expense reductions	(2,310,842)
Net expenses	47,909,730
Net investment loss	(20,677,038)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,028,720,944
Affiliated investments	4,355
1,028,725,299
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(595,220,292)
Affiliated investments	(552)
(595,220,844)
Net realized and unrealized gain	433,504,455
Increase in net assets from operations	$412,827,417
7	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(20,677,038)	$(15,778,716)
Net realized gain	1,028,725,299	353,462,507
Change in net unrealized appreciation (depreciation)	(595,220,844)	726,565,625
Increase in net assets resulting from operations	412,827,417	1,064,249,416
Distributions to shareholders
From earnings
Class A	(124,782,744)	(83,853,232)
Class C	(4,168,733)	(3,689,857)
Class 1	(174,228,080)	(128,207,627)
Class NAV	(212,775,230)	(79,494,621)
Total distributions	(515,954,787)	(295,245,337)
From fund share transactions	(294,604,235)	802,090,067
Total increase (decrease)	(397,731,605)	1,571,094,146
Net assets
Beginning of year	5,864,194,295	4,293,100,149
End of year	$5,466,462,690	$5,864,194,295
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$64.63	$57.03	$43.82	$38.26	$65.28
Net investment loss[1]	(0.41)	(0.35)	(0.29)	(0.20)	(0.36)
Net realized and unrealized gain (loss) on investments	4.78	12.16	15.04	7.59	(17.44)
Total from investment operations	4.37	11.81	14.75	7.39	(17.80)
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)
Net asset value, end of period	$62.91	$64.63	$57.03	$43.82	$38.26
Total return (%)[2,3]	6.90	21.47	34.51	21.12	(31.17)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,349	$1,343	$1,152	$880	$782
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.18	1.19	1.19	1.19
Expenses including reductions	1.12	1.14	1.14	1.14	1.14
Net investment loss	(0.65)	(0.60)	(0.58)	(0.53)	(0.73)
Portfolio turnover (%)	40	29	12	14	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$57.69	$51.66	$40.10	$35.43	$61.56
Net investment loss[1]	(0.75)	(0.69)	(0.58)	(0.42)	(0.67)
Net realized and unrealized gain (loss) on investments	4.23	10.93	13.68	6.92	(16.24)
Total from investment operations	3.48	10.24	13.10	6.50	(16.91)
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)
Net asset value, end of period	$55.08	$57.69	$51.66	$40.10	$35.43
Total return (%)[2,3]	6.14	20.62	33.58	20.26	(31.67)
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$43	$48	$46	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.88	1.89	1.89	1.89
Expenses including reductions	1.82	1.84	1.86	1.86	1.85
Net investment loss	(1.35)	(1.30)	(1.30)	(1.25)	(1.45)
Portfolio turnover (%)	40	29	12	14	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	10

CLASS 1 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$67.86	$59.48	$45.49	$39.50	$66.87
Net investment loss[1]	(0.19)	(0.15)	(0.12)	(0.07)	(0.20)
Net realized and unrealized gain (loss) on investments	5.02	12.74	15.65	7.89	(17.95)
Total from investment operations	4.83	12.59	15.53	7.82	(18.15)
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)
Net asset value, end of period	$66.60	$67.86	$59.48	$45.49	$39.50
Total return (%)[2]	7.28	21.91	34.97	21.56	(30.93)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,638	$2,036	$1,851	$1,563	$1,556
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.82	0.82	0.83	0.83
Expenses including reductions	0.76	0.78	0.79	0.80	0.79
Net investment loss	(0.29)	(0.24)	(0.23)	(0.18)	(0.39)
Portfolio turnover (%)	40	29	12	14	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$68.30	$59.82	$45.72	$39.67	$67.08
Net investment loss[1]	(0.16)	(0.12)	(0.09)	(0.05)	(0.17)
Net realized and unrealized gain (loss) on investments	5.06	12.81	15.73	7.93	(18.02)
Total from investment operations	4.90	12.69	15.64	7.88	(18.19)
Less distributions
From net realized gain	(6.09)	(4.21)	(1.54)	(1.83)	(9.22)
Net asset value, end of period	$67.11	$68.30	$59.82	$45.72	$39.67
Total return (%)[2]	7.34	21.96	35.07	21.63	(30.91)
Ratios and supplemental data
Net assets, end of period (in millions)	$2,449	$2,442	$1,243	$1,088	$1,177
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.77	0.77	0.78	0.78
Expenses including reductions	0.71	0.73	0.74	0.75	0.74
Net investment loss	(0.24)	(0.19)	(0.18)	(0.13)	(0.33)
Portfolio turnover (%)	40	29	12	14	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
13	JOHN HANCOCK Blue Chip Growth Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$5,446,564,189	$5,446,564,189	—	—
Corporate bonds	4,615,408	—	$4,615,408	—
Short-term investments	68,803,144	68,803,144	—	—
Total investments in securities	$5,519,982,741	$5,515,367,333	$4,615,408	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of
| JOHN HANCOCK Blue Chip Growth Fund	14

the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2026, the fund loaned securities valued at $48,704,216 and received $49,748,050 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $29,340.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
15	JOHN HANCOCK Blue Chip Growth Fund |

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	—	$29,582,059
Long-term capital gains	$515,954,787	265,663,278
Total	$515,954,787	$295,245,337
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $776,408,739 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK Blue Chip Growth Fund	16

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets	Tier	Rate
Assets under $500 million	All assets	0.780%
Assets between $500 million - $1 billion	All assets	0.775%
Assets between $1 billion - $2 billion	First $1 billion	0.750%
	Next $1 billion	0.740%
Assets between $2 billion - $7.5 billion	First $3 billion	0.740%
	Next $4.5 billion	0.725%
Assets over $7.5 billion	All assets	0.710%
Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series – (I) (Asia). The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the sub advisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. For Class A shares, this agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. For Class C shares, this agreement expired on December 31, 2025.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$540,860
Class C	14,934
Class 1	771,264
Class	Expense reduction
Class NAV	$983,784
Total	$2,310,842

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.
17	JOHN HANCOCK Blue Chip Growth Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $620,782 for the year ended August 31, 2026. Of this amount, $104,982 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $515,800 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $5,555 and $1,379 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$4,042,220	$1,476,099
Class C	373,737	40,928
Class 1	963,148	—
Total	$5,379,105	$1,517,027
| JOHN HANCOCK Blue Chip Growth Fund	18

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$72,350,000	2	4.130%	$(16,600)
Lender	4,225,000	4	4.194%	1,969
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,375,846	$210,888,340	3,137,035	$183,536,812
Distributions reinvested	2,011,868	124,655,328	1,428,337	83,786,238
Repurchased	(4,728,902)	(295,245,175)	(3,975,033)	(232,500,562)
Net increase	658,812	$40,298,493	590,339	$34,822,488
Class C shares
Sold	35,678	$1,938,898	44,295	$2,306,006
Distributions reinvested	76,462	4,168,733	70,136	3,689,854
Repurchased	(295,970)	(16,253,102)	(305,845)	(15,994,339)
Net decrease	(183,830)	$(10,145,471)	(191,414)	$(9,998,479)
Class 1 shares
Sold	262,394	$17,279,325	737,873	$45,759,604
Distributions reinvested	2,662,816	174,228,080	2,087,052	128,207,627
Repurchased	(8,344,484)	(554,646,940)	(3,926,589)	(237,876,991)
Net decrease	(5,419,274)	$(363,139,535)	(1,101,664)	$(63,909,760)
Class NAV shares
Sold	1,630,522	$106,661,067	18,182,575	$1,052,036,290
Distributions reinvested	3,228,269	212,775,230	1,286,113	79,494,621
Repurchased	(4,114,212)	(281,054,019)	(4,493,788)	(290,355,093)
Net increase	744,579	$38,382,278	14,974,900	$841,175,818
Total net increase (decrease)	(4,199,713)	$(294,604,235)	14,272,161	$802,090,067
19	JOHN HANCOCK Blue Chip Growth Fund |

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,285,451,549 and $3,055,468,936, respectively, for the year ended August 31, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 44.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	16.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,975,253	—	$356,205,214	$(306,456,984)	$4,355	$(552)	$32,618	—	$49,752,033

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets
| JOHN HANCOCK Blue Chip Growth Fund	20

are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Blue Chip Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Blue Chip Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Blue Chip Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK Blue Chip Growth Fund	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $569,936,183 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK BLUE CHIP GROWTH FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Blue Chip Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not
| JOHN HANCOCK BLUE CHIP GROWTH FUND	24

treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
25	JOHN HANCOCK BLUE CHIP GROWTH FUND |

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, five-, and ten-year periods ended December 31, 2025 and outperformed its benchmark index for the three-year period ended December 31, 2025. The Board also noted that the fund outperformed its peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its peer group median for the one-, three-, five-, and ten-year periods, and relative to the benchmark index for the three-year period. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including previous actions taken by management to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services
| JOHN HANCOCK BLUE CHIP GROWTH FUND	26

to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
27	JOHN HANCOCK BLUE CHIP GROWTH FUND |

(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
| JOHN HANCOCK BLUE CHIP GROWTH FUND	28

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
29	JOHN HANCOCK BLUE CHIP GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK BLUE CHIP GROWTH FUND	30

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
31	JOHN HANCOCK Blue Chip Growth Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889455	457A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Real Estate Securities Fund
Alternative
August 31, 2026

John Hancock
Real Estate Securities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
12	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
29	Other N-CSR Items
1	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 99.0%		$313,828,877
(Cost $245,235,543)
Consumer discretionary 1.7%		5,526,869
Hotels, restaurants and leisure 1.7%
Hilton Worldwide Holdings, Inc.	9,070	2,868,660
Marriott International, Inc., Class A	7,778	2,658,209
Health care 1.1%		3,658,755
Health care providers and services 1.1%
Brookdale Senior Living, Inc. (A)	310,327	3,658,755
Information technology 1.0%		3,039,222
IT services 0.5%
Csquare, Inc. (A)	71,860	1,394,803
Software 0.5%
TeraWulf, Inc. (A)	108,686	1,644,419
Real estate 95.2%		301,604,031
Diversified REITs 5.1%
Broadstone Net Lease, Inc.	337,111	7,032,135
WP Carey, Inc.	131,926	9,229,543
Health care REITs 23.0%
American Healthcare REIT, Inc.	86,231	4,760,814
CareTrust REIT, Inc.	99,652	3,881,445
Janus Living, Inc., Class A1	154,150	4,585,963
Ventas, Inc.	120,331	10,970,577
Welltower, Inc.	206,057	48,678,906
Hotel and resort REITs 1.7%
Pebblebrook Hotel Trust	44,591	807,989
Ryman Hospitality Properties, Inc.	36,589	4,638,022
Industrial REITs 16.0%
Americold Realty Trust, Inc.	214,355	3,204,607
EastGroup Properties, Inc.	39,916	7,963,242
LXP Industrial Trust	42,665	2,590,192
Prologis, Inc.	240,749	33,685,600
Rexford Industrial Realty, Inc.	86,578	3,206,849
Office REITs 3.0%
COPT Defense Properties	92,855	3,342,780
Hudson Pacific Properties, Inc. (A)	239,645	3,012,338
Vornado Realty Trust	83,865	3,134,874
Residential REITs 11.7%
Equity LifeStyle Properties, Inc.	49,793	3,159,366
Essex Property Trust, Inc.	47,759	13,513,887
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REAL ESTATE SECURITIES FUND	2

	Shares	Value
Real estate (continued)
Residential REITs (continued)
Invitation Homes, Inc.	374,292	$10,906,869
Vivmark Residential	144,936	9,441,131
Retail REITs 13.8%
CBL & Associates Properties, Inc.	44,555	2,436,713
Curbline Properties Corp.	167,960	5,010,247
FrontView REIT, Inc.	81,736	1,577,505
InvenTrust Properties Corp.	147,590	4,768,633
NETSTREIT Corp.	263,752	5,369,991
Simon Property Group, Inc.	86,361	18,336,168
The Macerich Company	264,610	6,250,088
Specialized REITs 20.9%
American Tower Corp.	9,113	1,601,154
Digital Realty Trust, Inc.	38,299	7,107,911
Equinix, Inc.	34,324	35,927,616
Iron Mountain, Inc.	12,858	1,483,170
Outfront Media, Inc.	53,495	1,571,683
Public Storage	59,989	18,416,023

	Yield (%)	Shares	Value
Short-term investments 0.4%			$1,365,508
(Cost $1,365,508)
Short-term funds 0.4%			1,365,508
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6112(B)	1,365,508	1,365,508

Total investments (Cost $246,601,051) 99.4%	$315,194,385
Other assets and liabilities, net 0.6%	1,763,045
Total net assets 100.0%	$316,957,430

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-26.
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $248,764,313. Net unrealized appreciation aggregated to $66,430,072, of which $68,240,049 related to gross unrealized appreciation and $1,809,977 related to gross unrealized depreciation.
3	JOHN HANCOCK REAL ESTATE SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $246,601,051)	$315,194,385
Dividends and interest receivable	191,453
Receivable for fund shares sold	432,263
Receivable for investments sold	1,396,296
Receivable for securities lending income	421
Other assets	57,445
Total assets	317,272,263
Liabilities
Payable for investments purchased	128,790
Payable for fund shares repurchased	81,663
Payable to affiliates
Accounting and legal services fees	15,026
Transfer agent fees	11,267
Trustees’ fees	140
Other liabilities and accrued expenses	77,947
Total liabilities	314,833
Net assets	$316,957,430
Net assets consist of
Paid-in capital	$244,800,305
Total distributable earnings (loss)	72,157,125
Net assets	$316,957,430

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($8,928,372 ÷ 646,392 shares)[1]	$13.81
Class C ($15,251 ÷ 1,103 shares)[1]	$13.83
Class I ($108,936,307 ÷ 7,879,205 shares)	$13.83
Class R6 ($12,140,040 ÷ 880,465 shares)	$13.79
Class 1 ($186,937,460 ÷ 13,553,215 shares)	$13.79
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	4

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$6,813,460
Interest	519
Securities lending, net	3,648
Less foreign taxes withheld	(1,556)
Total investment income	6,816,071
Expenses
Investment management fees	1,850,344
Distribution and service fees	113,106
Interest expense	2,532
Accounting and legal services fees	45,717
Transfer agent fees	70,547
Trustees’ fees	5,240
Custodian fees	35,796
State registration fees	68,650
Printing and postage	21,002
Professional fees	67,478
Other	22,960
Total expenses	2,303,372
Less expense reductions	(24,755)
Net expenses	2,278,617
Net investment income	4,537,454
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,761,996
Affiliated investments	(685)
8,761,311
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	22,736,028
22,736,028
Net realized and unrealized gain	31,497,339
Increase in net assets from operations	$36,034,793
5	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$4,537,454	$4,202,017
Net realized gain	8,761,311	19,956,062
Change in net unrealized appreciation (depreciation)	22,736,028	(29,709,126)
Increase (decrease) in net assets resulting from operations	36,034,793	(5,551,047)
Distributions to shareholders
From earnings
Class A	(83,441)	(108,720)
Class C	(99)	(301)
Class I	(203,001)	(208,821)
Class R6	(178,785)	(188,462)
Class 1	(3,030,153)	(4,265,518)
Total distributions	(3,495,479)	(4,771,822)
From fund share transactions	64,097,084	(27,630,895)
Total increase (decrease)	96,636,398	(37,953,764)
Net assets
Beginning of year	220,321,032	258,274,796
End of year	$316,957,430	$220,321,032
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	6

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.33	$12.84	$10.85	$12.92	$16.60
Net investment income[1]	0.19	0.18	0.20	0.21	0.13
Net realized and unrealized gain (loss) on investments	1.46	(0.48)	2.03	(0.90)	(1.93)
Total from investment operations	1.65	(0.30)	2.23	(0.69)	(1.80)
Less distributions
From net investment income	(0.17)	(0.21)	(0.24)	(0.14)	(0.08)
From net realized gain	—	—	—	(1.24)	(1.80)
Total distributions	(0.17)	(0.21)	(0.24)	(1.38)	(1.88)
Net asset value, end of period	$13.81	$12.33	$12.84	$10.85	$12.92
Total return (%)[2,3]	13.55	(2.35)	20.80	(4.82)	(12.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$6	$7	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.18	1.17	1.17	1.14
Expenses including reductions	1.15	1.17	1.17	1.17	1.13
Net investment income	1.46	1.45	1.77	1.88	0.88
Portfolio turnover (%)	110	105	72	105	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
7	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.34	$12.86	$10.86	$12.91	$16.63
Net investment income[1]	0.11	0.08	0.12	0.13	0.03
Net realized and unrealized gain (loss) on investments	1.46	(0.48)	2.04	(0.91)	(1.95)
Total from investment operations	1.57	(0.40)	2.16	(0.78)	(1.92)
Less distributions
From net investment income	(0.08)	(0.12)	(0.16)	(0.03)	—
From net realized gain	—	—	—	(1.24)	(1.80)
Total distributions	(0.08)	(0.12)	(0.16)	(1.27)	(1.80)
Net asset value, end of period	$13.83	$12.34	$12.86	$10.86	$12.91
Total return (%)[2,3]	12.77	(3.12)	20.03	(5.56)	(13.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	1.93	1.93	1.92	1.89
Expenses including reductions	1.90	1.92	1.92	1.92	1.88
Net investment income	0.80	0.64	1.06	1.14	0.19
Portfolio turnover (%)	110	105	72	105	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	8

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.33	$12.85	$10.85	$12.93	$16.60
Net investment income[1]	0.17	0.21	0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	1.53	(0.49)	2.04	(0.89)	(1.92)
Total from investment operations	1.70	(0.28)	2.26	(0.67)	(1.75)
Less distributions
From net investment income	(0.20)	(0.24)	(0.26)	(0.17)	(0.12)
From net realized gain	—	—	—	(1.24)	(1.80)
Total distributions	(0.20)	(0.24)	(0.26)	(1.41)	(1.92)
Net asset value, end of period	$13.83	$12.33	$12.85	$10.85	$12.93
Total return (%)[2]	13.99	(2.19)	21.17	(4.60)	(12.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$109	$13	$13	$13	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.93	0.92	0.92	0.90
Expenses including reductions	0.90	0.92	0.92	0.92	0.89
Net investment income	1.24	1.73	1.99	1.99	1.25
Portfolio turnover (%)	110	105	72	105	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
9	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.30	$12.82	$10.82	$12.91	$16.59
Net investment income[1]	0.24	0.22	0.22	0.24	0.19
Net realized and unrealized gain (loss) on investments	1.46	(0.49)	2.05	(0.90)	(1.93)
Total from investment operations	1.70	(0.27)	2.27	(0.66)	(1.74)
Less distributions
From net investment income	(0.21)	(0.25)	(0.27)	(0.19)	(0.14)
From net realized gain	—	—	—	(1.24)	(1.80)
Total distributions	(0.21)	(0.25)	(0.27)	(1.43)	(1.94)
Net asset value, end of period	$13.79	$12.30	$12.82	$10.82	$12.91
Total return (%)[2]	14.07	(2.10)	21.34	(4.56)	(12.48)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$10	$5	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.82	0.81	0.82	0.79
Expenses including reductions	0.80	0.81	0.81	0.81	0.78
Net investment income	1.86	1.76	2.01	2.16	1.31
Portfolio turnover (%)	110	105	72	105	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	10

CLASS 1 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.31	$12.82	$10.82	$12.91	$16.59
Net investment income[1]	0.24	0.22	0.23	0.25	0.18
Net realized and unrealized gain (loss) on investments	1.45	(0.49)	2.04	(0.92)	(1.93)
Total from investment operations	1.69	(0.27)	2.27	(0.67)	(1.75)
Less distributions
From net investment income	(0.21)	(0.24)	(0.27)	(0.18)	(0.13)
From net realized gain	—	—	—	(1.24)	(1.80)
Total distributions	(0.21)	(0.24)	(0.27)	(1.42)	(1.93)
Net asset value, end of period	$13.79	$12.31	$12.82	$10.82	$12.91
Total return (%)[2]	13.92	(2.06)	21.30	(4.60)	(12.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$187	$191	$234	$226	$290
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.86	0.86	0.86	0.83
Expenses including reductions	0.84	0.86	0.85	0.85	0.82
Net investment income	1.86	1.78	2.11	2.22	1.19
Portfolio turnover (%)	110	105	72	105	81

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Real Estate Securities Fund	12

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2026, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
13	JOHN HANCOCK Real Estate Securities Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2026 were $754.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$3,495,479	$4,771,822
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $2,460,084 of undistributed ordinary income and $3,266,970 of undistributed long-term capital gains.
| JOHN HANCOCK Real Estate Securities Fund	14

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$683
Class C	1
Class I	5,372
Class	Expense reduction
Class R6	$1,050
Class 1	17,649
Total	$24,755

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
15	JOHN HANCOCK Real Estate Securities Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,240 for the year ended August 31, 2026. Of this amount, $1,225 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,015 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $5 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$18,242	$7,999
Class C	167	19
Class I	—	61,972
Class R6	—	557
Class 1	94,697	—
Total	$113,106	$70,547
| JOHN HANCOCK Real Estate Securities Fund	16

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,500,000	1	4.15%	$519
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	356,197	$4,747,290	113,963	$1,418,757
Distributions reinvested	6,793	82,945	8,794	107,990
Repurchased	(206,252)	(2,742,235)	(164,646)	(2,039,291)
Net increase (decrease)	156,738	$2,088,000	(41,889)	$(512,544)
Class C shares
Sold	38	$495	43	$532
Distributions reinvested	8	99	24	301
Repurchased	(227)	(3,220)	(5,277)	(67,612)
Net decrease	(181)	$(2,626)	(5,210)	$(66,779)
Class I shares
Sold	9,583,860	$125,405,619	895,586	$11,266,631
Distributions reinvested	2,273	27,736	3,114	38,211
Repurchased	(2,730,389)	(37,852,698)	(850,151)	(10,782,839)
Net increase	6,855,744	$87,580,657	48,549	$522,003
Class R6 shares
Sold	116,568	$1,512,578	564,506	$7,282,288
Distributions reinvested	14,687	178,595	15,410	188,462
Repurchased	(91,049)	(1,174,012)	(115,922)	(1,431,452)
Net increase	40,206	$517,161	463,994	$6,039,298
17	JOHN HANCOCK Real Estate Securities Fund |

	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	463,723	$5,951,331	474,708	$5,999,992
Distributions reinvested	249,190	3,030,153	348,490	4,265,518
Repurchased	(2,703,532)	(35,067,592)	(3,531,392)	(43,878,383)
Net decrease	(1,990,619)	$(26,086,108)	(2,708,194)	$(33,612,873)
Total net increase (decrease)	5,061,888	$64,097,084	(2,242,750)	$(27,630,895)
Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $351,905,164 and $287,337,600, respectively, for the year ended August 31, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$23,703,682	$(23,702,997)	$(685)	—	$3,648	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined
| JOHN HANCOCK Real Estate Securities Fund	18

investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Real Estate Securities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Real Estate Securities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Real Estate Securities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
23	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2025, and outperformed its benchmark index for the ten-year period ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one-year period ended December 31, 2025, and outperformed its peer group median for the three, five- and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and relative to its peer group median for the three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex)
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	24

having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
27	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK REAL ESTATE SECURITIES FUND	28

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
29	JOHN HANCOCK Real Estate Securities Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889469	488A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Dynamic Growth Fund
U.S. equity
August 31, 2026

John Hancock
Small Cap Dynamic Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
14	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
31	Other N-CSR Items
1	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 92.4%		$486,821,986
(Cost $450,441,731)
Communication services 5.0%		26,239,704
Entertainment 5.0%
IMAX Corp. (A)	230,932	11,823,718
Lionsgate Studios Corp. (A)	477,430	5,409,282
Sphere Entertainment Company (A)	66,080	9,006,704
Consumer discretionary 9.3%		49,198,934
Automobile components 1.3%
Garrett Motion, Inc.	247,690	6,675,246
Diversified consumer services 1.9%
OneSpaWorld Holdings, Ltd.	400,535	9,945,284
Hotels, restaurants and leisure 2.9%
Brinker International, Inc. (A)	40,753	9,312,061
Life Time Group Holdings, Inc. (A)	147,146	6,183,075
Specialty retail 3.2%
Boot Barn Holdings, Inc. (A)	56,285	8,478,210
Victoria’s Secret & Company (A)	100,750	8,605,058
Consumer staples 5.5%		28,937,595
Consumer staples distribution and retail 5.0%
Casey’s General Stores, Inc.	18,200	13,690,222
PriceSmart, Inc.	48,231	8,199,752
United Natural Foods, Inc. (A)	99,550	4,366,263
Food products 0.5%
Mama’s Creations, Inc. (A)	165,210	2,681,358
Energy 3.4%		17,826,706
Energy equipment and services 3.4%
Archrock, Inc.	322,940	10,179,069
Solaris Energy Infrastructure, Inc.	150,633	7,647,637
Financials 10.5%		55,510,124
Banks 4.0%
First Financial Bankshares, Inc.	337,195	11,204,990
Valley National Bancorp	743,130	10,136,293
Capital markets 3.4%
Moelis & Company, Class A	44,485	3,028,094
Piper Sandler Companies	54,260	4,072,756
Stifel Financial Corp.	134,040	10,827,751
Consumer finance 3.1%
EZCORP, Inc., Class A (A)	166,650	5,386,128
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	2

	Shares	Value
Financials (continued)
Consumer finance (continued)
FirstCash Holdings, Inc.	50,609	$10,854,112
Health care 18.2%		95,621,090
Biotechnology 6.2%
Blueprint Medicines Corp. (A)(B)	22,050	10,143
BridgeBio Pharma, Inc. (A)	42,435	3,250,097
Protagonist Therapeutics, Inc. (A)	61,975	9,156,806
Rhythm Pharmaceuticals, Inc. (A)	71,820	7,622,257
Twist Bioscience Corp. (A)	40,261	5,596,279
Vor BioPharma, Inc. (A)	69,520	1,562,810
Xenon Pharmaceuticals, Inc. (A)	90,235	5,433,952
Health care equipment and supplies 1.4%
Axogen, Inc. (A)	92,500	4,695,300
LeMaitre Vascular, Inc.	35,681	2,864,471
Health care providers and services 8.2%
BrightSpring Health Services, Inc. (A)	203,815	11,902,789
Guardant Health, Inc. (A)	67,830	10,786,327
HealthEquity, Inc. (A)	103,615	10,002,992
The Ensign Group, Inc.	60,219	10,373,325
Life sciences tools and services 1.3%
BioLife Solutions, Inc. (A)	185,200	6,865,364
Pharmaceuticals 1.1%
Axsome Therapeutics, Inc. (A)	11,440	2,271,069
Supernus Pharmaceuticals, Inc. (A)	72,995	3,227,109
Industrials 14.8%		77,787,920
Aerospace and defense 5.4%
AAR Corp. (A)	80,215	10,370,997
Mercury Systems, Inc. (A)	91,751	8,012,615
VSE Corp.	48,203	10,059,002
Commercial services and supplies 2.1%
Casella Waste Systems, Inc., Class A (A)	121,990	11,253,578
Construction and engineering 1.1%
Argan, Inc.	5,517	2,344,670
Legence Corp., Class A (A)	67,302	3,605,368
Electrical equipment 0.5%
Bloom Energy Corp., Class A (A)	12,170	2,510,671
Machinery 4.5%
Atmus Filtration Technologies, Inc.	61,950	2,925,899
ESCO Technologies, Inc.	33,284	9,087,531
RBC Bearings, Inc. (A)	11,364	5,616,771
SPX Technologies, Inc. (A)	29,346	5,773,826
3	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.2%
NPK International, Inc. (A)	468,900	$6,226,992
Information technology 20.4%		107,396,492
Communications equipment 1.4%
Applied Optoelectronics, Inc. (A)	30,670	3,302,852
Viavi Solutions, Inc. (A)	105,085	3,813,535
Electronic equipment, instruments and components 6.7%
Advanced Energy Industries, Inc.	14,959	4,141,549
Bel Fuse, Inc., Class B	21,940	5,469,094
Littelfuse, Inc.	12,088	4,982,432
nLight, Inc. (A)	117,803	4,979,533
Novanta, Inc. (A)	58,800	8,597,736
Plexus Corp. (A)	29,734	7,120,401
Semiconductors and semiconductor equipment 4.4%
Aehr Test Systems (A)	43,305	3,432,787
Ambarella, Inc. (A)	34,410	2,387,366
AXT, Inc. (A)	36,485	2,211,356
Ichor Holdings, Ltd. (A)	85,755	4,593,895
Navitas Semiconductor Corp. (A)	211,130	2,446,997
Nova, Ltd. (A)	12,186	4,246,212
Synaptics, Inc. (A)	40,580	3,924,898
Software 7.9%
Agilysys, Inc. (A)	70,830	8,245,320
InterDigital, Inc.	31,935	10,699,183
JFrog, Ltd. (A)	129,678	12,976,877
Qualys, Inc. (A)	52,780	9,824,469
Materials 2.5%		13,364,458
Chemicals 2.5%
Sensient Technologies Corp.	99,040	13,364,458
Real estate 2.8%		14,938,963
Health care REITs 2.8%

Janus Living, Inc., Class A1	502,150	14,938,963
Exchange-traded funds 3.7%		$19,678,878
(Cost $15,989,752)
iShares Russell 2000 Growth ETF	52,200	19,678,878

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	4

	Yield (%)	Shares	Value
Short-term investments 4.1%			$21,598,715
(Cost $21,598,715)
Short-term funds 4.1%			21,598,715
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6112(C)	21,598,715	21,598,715

Total investments (Cost $488,030,198) 100.2%	$528,099,579
Other assets and liabilities, net (0.2%)	(997,887)
Total net assets 100.0%	$527,101,692

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 8-31-26.
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $496,377,243. Net unrealized appreciation aggregated to $31,722,336, of which $58,408,341 related to gross unrealized appreciation and $26,686,005 related to gross unrealized depreciation.
5	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $488,030,198)	$528,099,579
Dividends and interest receivable	195,163
Receivable for fund shares sold	200,672
Receivable for investments sold	441,390
Receivable from affiliates	4,918
Other assets	55,612
Total assets	528,997,334
Liabilities
Payable for investments purchased	1,514,984
Payable for fund shares repurchased	227,791
Payable to affiliates
Accounting and legal services fees	23,983
Transfer agent fees	25,815
Trustees’ fees	213
Other liabilities and accrued expenses	102,856
Total liabilities	1,895,642
Net assets	$527,101,692
Net assets consist of
Paid-in capital	$448,754,705
Total distributable earnings (loss)	78,346,987
Net assets	$527,101,692

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($241,653,366 ÷ 15,404,455 shares)[1]	$15.69
Class C ($1,383,448 ÷ 95,265 shares)[1]	$14.52
Class I ($12,448,548 ÷ 774,844 shares)	$16.07
Class R6 ($96,914,992 ÷ 5,958,546 shares)	$16.26
Class NAV ($174,701,338 ÷ 10,728,898 shares)	$16.28
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$2,614,930
Interest	979
Total investment income	2,615,909
Expenses
Investment management fees	4,450,793
Distribution and service fees	676,583
Accounting and legal services fees	91,064
Transfer agent fees	309,261
Trustees’ fees	10,711
Custodian fees	51,268
State registration fees	74,748
Printing and postage	85,270
Professional fees	158,677
Other	35,839
Total expenses	5,944,214
Less expense reductions	(637,273)
Net expenses	5,306,941
Net investment loss	(2,691,032)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	55,801,180
55,801,180
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(24,112,664)
(24,112,664)
Net realized and unrealized gain	31,688,516
Increase in net assets from operations	$28,997,484
7	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(2,691,032)	$(1,600,031)
Net realized gain	55,801,180	79,177,119
Change in net unrealized appreciation (depreciation)	(24,112,664)	(86,745,543)
Increase (decrease) in net assets resulting from operations	28,997,484	(9,168,455)
Distributions to shareholders
From earnings
Class A	(25,828,360)	(1,155,594)
Class C	(159,548)	(8,393)
Class I	(1,200,621)	(42,800)
Class R6	(7,314,525)	(891,082)
Class NAV	(17,212,184)	(14,230,261)
Total distributions	(51,715,238)	(16,328,130)
From fund share transactions
Fund share transactions	20,165,022	(160,610,339)
Issued in reorganization	—	243,326,247
From fund share transactions	20,165,022	82,715,908
Total increase (decrease)	(2,552,732)	57,219,323
Net assets
Beginning of year	529,654,424	472,435,101
End of year	$527,101,692	$529,654,424
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.58	$17.42	$13.63	$14.00	$27.21
Net investment loss[1]	(0.11)	(0.13)	(0.11)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	0.92	(0.12)	3.90	(0.26)	(6.06)
Total from investment operations	0.81	(0.25)	3.79	(0.37)	(6.20)
Less distributions
From net investment income	—	(0.51)	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)
Total distributions	(1.70)	(0.59)	—	—	(7.01)
Net asset value, end of period	$15.69	$16.58	$17.42	$13.63	$14.00
Total return (%)[2,3]	5.20	(1.42)	27.81	(2.64)	(29.82)
Ratios and supplemental data
Net assets, end of period (in millions)	$242	$260	$32	$22	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.38	1.31	1.32	1.30
Expenses including reductions	1.18	1.32	1.30	1.31	1.29
Net investment loss	(0.68)	(0.78)	(0.76)	(0.85)	(0.78)
Portfolio turnover (%)	160	141[4]	177[5]	81	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
[5]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
9	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$15.58	$16.40	$12.92	$13.38	$26.48
Net investment loss[1]	(0.22)	(0.24)	(0.21)	(0.20)	(0.28)
Net realized and unrealized gain (loss) on investments	0.86	(0.11)	3.69	(0.26)	(5.81)
Total from investment operations	0.64	(0.35)	3.48	(0.46)	(6.09)
Less distributions
From net investment income	—	(0.39)	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)
Total distributions	(1.70)	(0.47)	—	—	(7.01)
Net asset value, end of period	$14.52	$15.58	$16.40	$12.92	$13.38
Total return (%)[2,3]	4.38	(2.15)	26.93	(3.44)	(30.36)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05	2.13	2.06	2.07	2.05
Expenses including reductions	1.93	2.07	2.05	2.06	2.04
Net investment loss	(1.44)	(1.54)	(1.49)	(1.60)	(1.53)
Portfolio turnover (%)	160	141[5]	177[6]	81	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
[5]	Excludes merger activity.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	10

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$16.90	$17.74	$13.85	$14.19	$27.43
Net investment loss[1]	(0.07)	(0.09)	(0.07)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.94	(0.12)	3.96	(0.26)	(6.14)
Total from investment operations	0.87	(0.21)	3.89	(0.34)	(6.23)
Less distributions
From net investment income	—	(0.55)	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)
Total distributions	(1.70)	(0.63)	—	—	(7.01)
Net asset value, end of period	$16.07	$16.90	$17.74	$13.85	$14.19
Total return (%)[2]	5.48	(1.15)	28.09	(2.40)	(29.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$1	$4	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.13	1.06	1.07	1.05
Expenses including reductions	0.93	1.07	1.05	1.06	1.04
Net investment loss	(0.43)	(0.54)	(0.52)	(0.58)	(0.54)
Portfolio turnover (%)	160	141[3]	177[4]	81	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
11	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$17.07	$17.92	$13.97	$14.30	$27.55
Net investment loss[1]	(0.06)	(0.06)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	0.95	(0.14)	4.02	(0.26)	(6.18)
Total from investment operations	0.89	(0.20)	3.95	(0.33)	(6.24)
Less distributions
From net investment income	—	(0.57)	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)
Total distributions	(1.70)	(0.65)	—	—	(7.01)
Net asset value, end of period	$16.26	$17.07	$17.92	$13.97	$14.30
Total return (%)[2]	5.54	(1.09)	28.27	(2.31)	(29.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$97	$80	$21	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	1.02	0.95	0.96	0.94
Expenses including reductions	0.83	0.96	0.94	0.95	0.93
Net investment loss	(0.33)	(0.37)	(0.43)	(0.50)	(0.36)
Portfolio turnover (%)	160	141[4]	177[5]	81	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
[5]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	12

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$17.08	$17.93	$13.98	$14.31	$27.56
Net investment loss[1]	(0.06)	(0.07)	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.96	(0.13)	4.01	(0.26)	(6.16)
Total from investment operations	0.90	(0.20)	3.95	(0.33)	(6.24)
Less distributions
From net investment income	—	(0.57)	—	—	—
From net realized gain	(1.70)	(0.08)	—	—	(7.01)
Total distributions	(1.70)	(0.65)	—	—	(7.01)
Net asset value, end of period	$16.28	$17.08	$17.93	$13.98	$14.31
Total return (%)[2]	5.54	(1.03)	28.25	(2.31)	(29.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$175	$175	$417	$401	$413
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	1.01	0.94	0.95	0.93
Expenses including reductions	0.82	0.96	0.93	0.94	0.92
Net investment loss	(0.32)	(0.43)	(0.39)	(0.49)	(0.41)
Portfolio turnover (%)	160	141[3]	177[4]	81	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
13	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Dynamic Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
| JOHN HANCOCK Small Cap Dynamic Growth Fund	14

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$26,239,704	$26,239,704	—	—
Consumer discretionary	49,198,934	49,198,934	—	—
Consumer staples	28,937,595	28,937,595	—	—
Energy	17,826,706	17,826,706	—	—
Financials	55,510,124	55,510,124	—	—
Health care	95,621,090	95,610,947	—	$10,143
Industrials	77,787,920	77,787,920	—	—
Information technology	107,396,492	107,396,492	—	—
Materials	13,364,458	13,364,458	—	—
Real estate	14,938,963	14,938,963	—	—
Exchange-traded funds	19,678,878	19,678,878	—	—
Short-term investments	21,598,715	21,598,715	—	—
Total investments in securities	$528,099,579	$528,089,436	—	$10,143
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
15	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $2,655.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$4,217,225	$14,308,282
Long-term capital gains	47,498,013	2,019,848
Total	$51,715,238	$16,328,130
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $10,207,705 of undistributed ordinary income and $36,416,946 of undistributed long-term capital gains.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	16

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
17	JOHN HANCOCK Small Cap Dynamic Growth Fund |

For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$319,620
Class C	1,865
Class I	15,307
Class	Expense reduction
Class R6	$94,790
Class NAV	205,691
Total	$637,273

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,752 for the year ended August 31, 2026. Of this amount, $4,973 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $22,779 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $25 and $83 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Small Cap Dynamic Growth Fund	18

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$661,162	$289,776
Class C	15,417	1,689
Class I	—	13,936
Class R6	4	3,860
Total	$676,583	$309,261
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,150,000	2	4.246%	$979
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	777,132	$12,997,538	692,056	$11,355,585
Issued in reorganization (Note 8)	—	—	13,732,285	228,240,191
Distributions reinvested	1,645,609	25,079,079	69,686	1,155,400
Repurchased	(2,716,052)	(45,183,457)	(659,633)	(10,469,346)
Net increase (decrease)	(293,311)	$(7,106,840)	13,834,394	$230,281,830
Class C shares
Sold	7,113	$108,606	5,288	$80,771
Issued in reorganization (Note 8)	—	—	81,766	1,277,314
Distributions reinvested	11,252	159,548	536	8,393
Repurchased	(22,367)	(350,867)	(8,826)	(143,401)
Net increase (decrease)	(4,002)	$(82,713)	78,764	$1,223,077
19	JOHN HANCOCK Small Cap Dynamic Growth Fund |

	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	205,931	$3,556,908	28,457	$471,860
Issued in reorganization (Note 8)	—	—	703,655	11,920,894
Distributions reinvested	75,731	1,179,892	2,536	42,800
Repurchased	(270,753)	(4,554,772)	(46,108)	(778,676)
Net increase	10,909	$182,028	688,540	$11,656,878
Class R6 shares
Sold	2,466,318	$41,874,908	4,078,690	$67,356,065
Issued in reorganization (Note 8)	—	—	110,316	1,887,848
Distributions reinvested	309,085	4,871,186	1,599	27,237
Repurchased	(1,512,280)	(26,195,769)	(678,687)	(10,343,931)
Net increase	1,263,123	$20,550,325	3,511,918	$58,927,219
Class NAV shares
Sold	3,414,001	$58,168,459	364,789	$5,778,796
Distributions reinvested	1,090,759	17,212,184	834,619	14,230,261
Repurchased	(4,010,987)	(68,758,421)	(14,221,173)	(239,382,153)
Net increase (decrease)	493,773	$6,622,222	(13,021,765)	$(219,373,096)
Total net increase	1,470,492	$20,165,022	5,091,851	$82,715,908
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $817,680,858 and $864,795,319, respectively, for the year ended August 31, 2026.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 33.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHVIT Lifestyle Growth Portfolio	11.6%
JHVIT Managed Volatility Growth Portfolio	11.3%
JHVIT Managed Volatility Balanced Portfolio	5.9%
Note 8—Reorganization
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Fund) with a value equal to the net assets transferred.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	20

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund bore a pro-rata portion of the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on August 22, 2025. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Small Cap Dynamic Growth Fund	New Opportunities Fund	$243,326,247	$25,711,266	12,335,290	14,628,022	$289,665,524	$532,991,771
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Small Cap Dynamic Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Small Cap Dynamic Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Small Cap Dynamic Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $47,498,013 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Axiom Investors LLC (the Subadvisor), for John Hancock Small Cap Dynamic Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
25	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark for the one-, three-, five-, and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and its peer group median for the one-, three-, five-, and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board noted that the fund’s previous subadvisor was replaced effective November 29, 2023, and that the fund’s longer-term performance reflects that of the previous subadvisor. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	26

its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
27	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	28

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
29	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	30

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
31	JOHN HANCOCK Small Cap Dynamic Growth Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889462	470A 8/26
10/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 15, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 15, 2026